OTHER INVESTMENTS, PURCHASE DEPOSITS AND NOTES RECEIVABLE (Details Narrative) - USD ($)			1 Months Ended						2 Months Ended	12 Months Ended
	Jun. 03, 2024	Oct. 03, 2023	Oct. 28, 2024	Oct. 17, 2024	Aug. 24, 2024	Jun. 24, 2024	May 31, 2024	Jan. 16, 2024	Dec. 31, 2023	Dec. 31, 2024	Oct. 31, 2023
IfrsStatementLineItems [Line Items]
Total consideration							$ 1,257,142			$ 750,000
Purchase price										722,858
High Street Capital Partners [Member]
IfrsStatementLineItems [Line Items]
Total consideration										3,000,000
A B C O 4 M Drawdown Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Aggregate amount		$ 4,000,000
Gain on extinguishment					$ 156,165
Outstanding balance									$ 2,152,858	3,055,175	$ 1,170,101
Accrued interest receivable									39,513	581,972	8,758
A B C O Bridge Note [Member]
IfrsStatementLineItems [Line Items]
Outstanding balance									0	400,000	0
Accrued interest receivable									0	41,508	0
Promissory note	$ 400,000
A B C O Drawdown Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Aggregate amount						$ 3,000,000
Outstanding balance									0	3,000,000	0
Accrued interest receivable									0	110,980	0
Promissory note						$ 500,000
A B C O Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Outstanding balance									0	1,050,000	0
Accrued interest receivable									0	25,958	0
Promissory note				$ 1,050,000
Principal borrowed amount				28,571
Drawn down in increments				$ 10,000
New Jersey Retail Promissory Note [Member]
IfrsStatementLineItems [Line Items]
Outstanding balance									250,000	0	250,000
Accrued interest receivable									5,083	0	166
Promissory note		$ 250,000
First Nile Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Outstanding balance									0	1,150,000	0
Accrued interest receivable									0	95,639	0
Promissory note								$ 500,000
Convertible note								650,000
Equity investments								$ 600,000
Second Nile Convertible Note [Member]
IfrsStatementLineItems [Line Items]
Outstanding balance									0	287,500	0
Accrued interest receivable									$ 0	$ 4,872	$ 0
Promissory note			$ 287,500
Convertible note			287,500
Subscriptions equity			$ 137,500